ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2022
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

NOTE 46 - ASSETS AND LIABILITIES HELD FOR SALE

The table below shows the investments classified as held for sale on December 31, 2022:

	12/31/2022	12/31/2021	12/31/2020
Chapada Piauí I	144,574	124,484	124,484
Chapada Piauí II	176,117	164,847	164,847
Livramento Holding S.A.	80,317	98,359	—
Energética Águas da Pedra S.A.	286,774	—	—
Neoenergia Coelba	468	—	—
Neoenergia Cosern	63	—	—
Neoenergia Affluente T	45	—	—
Total Assets	688,359	387,690	289,331

Livramento Holding S.A.	170,448	168,381	—
Total Liabilities	170,448	168,381	—

In February 2022, Eletrobras and Contour Global do Brasil Holding Ltda, shareholders of the Chapadas do Piauí I and II companies, included in the shareholders’ agreement a preemption right for the acquisition of shares, securities or rights and a Tag Along right. Eletrobras remains committed to the plan to divest these assets.

Share Exchange Agreement and Other Covenants – Eletronorte and Neoenergia

In December 2022, the execution between the subsidiary Eletronorte and Neoenergia S.A. of the Share Exchange Agreement and Other Covenants occurred, through which, with the necessary intervening consent, they agreed the following operations:

I-

Neoenergia transfers in exchange to Eletronorte: (i) common shares representing 50.56% of the total and voting share capital of Teles Pires Participações S.A., the Equity Value of which, defined by mutual agreement between the parties, is R$327,953; (ii) common shares representing 0.9% of the total and voting share capital of Companhia Hidrelétrica Teles Pires, the Equity Value of which, defined by mutual agreement between the parties, is R$5,891; and (iii) common shares representing 100% of the total and voting share capital of Baguari I Geração de Energia Elétrica S.A., the Equity Value of which, defined by mutual agreement between the parties, is R$453,982.

II-

Eletronorte transfers in exchange to Neoenergia: (i) common shares representing 49% of the total and voting share capital of Energética Águas da Pedra S.A. – EAPSA (HPP Dardanelos), the Equity Value of which, defined by mutual agreement between the parties, is R$784,512; (ii) 96,981 common shares, 10,885 Class A preferred shares and 20 Class B preferred shares issued by Neoenergia Coelba, in the amount of R$2,598; (iii) 46,654 common shares, 8,901 Class A preferred shares and 9,473 Class B preferred shares issued by Neoenergia Cosern in the amount of R$604; and (iv) 26,328 common shares issued by Neoenergia Afluente T in the amount of R$113.

The value of the operation totals R$787,826, without impacting the cash of Eletrobras and Neoenergia. The conclusion of the deal is subject to the fulfillment of conditions precedent usual to this type of operation, including the appropriate consents.

Before the transfer to Neoenergia, there will be internal de-crossing at Eletrobras, so that Eletronorte holds the interests that will be transferred to Neoenergia.

Accounting Policy

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met when the asset (or group of assets) is available for immediate sale in its current situation, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the classification date.

Non-current assets (or the group of assets) classified as intended for sale are measured lower than the book value previously recorded and the expected sale value.